Maturities of Time Deposits (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Time Deposits [Line Items]
2018	$ 33,954
2019	14,364
2020	12,473
2021	2,176
2022	758
Thereafter	2,092
Time deposits maturities, after next twelve months	$ 65,817